CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ 15,652	¥ 108,944	¥ (41,659)	¥ (99,039)
Cash flows from investing activities:
Net cash provided by investing activities	(5,126)	(35,678)	(160,811)	(89,295)
Cash flows from financing activities:
Net cash used in financing activities	(11,268)	(78,452)	140,596	149,007
Net decrease in cash and cash equivalents and restricted cash	(742)	(5,186)	(61,874)	(39,327)
Cash and cash equivalents at beginning of the year		41,127
Effect of foreign exchange rate changes on cash	(40)	(259)	1,754	(10,584)
Cash and cash equivalents at end of the year		41,127			$ 3,725	¥ 25,930
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(1,506)	(10,481)	(4,151)	(22,514)
Cash flows from financing activities:
Net decrease in cash and cash equivalents and restricted cash	(1,506)	(10,481)	4,151	(22,514)
Cash and cash equivalents at beginning of the year	1,214	8,455	1,141	24,463
Effect of foreign exchange rate changes on cash	418	2,906	3,163	(808)
Cash and cash equivalents at end of the year	$ 1,214	¥ 8,455	¥ 1,141	¥ 24,463	$ 126	¥ 880